WARRANTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share based compensation expense	$ 0	$ 1,920	$ 941,854
Common share issued		6,718,000	6,790,000
Warrant purchased		3,379,379
Warrants exercised		700,000
Warrants Expired	11,580,000	3,309,500	1,450,000